Accounting Policies - Reconciliation of Carrying Amounts of Financial Assets and Financial Liabilities on Date of Initial Application of IFRS 9 (Detail) - EUR (€) € in Millions		Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Cash and balances with central banks	[1]	€ 38,276		€ 21,989	€ 17,894
Loans and advances to banks	[1]	31,627		28,811
Trading assets		63,817		116,748
Non-trading derivatives		2,743		2,231
Financial assets at fair value through profit or loss	[1]	151,503		123,221
Available-for-sale				69,730
Financial assets at fair value through other comprehensive income	[1]	31,500
Loans and advances to customers	[1]	584,714		571,909
Total assets	[1]	903,499		843,878
Deposits from banks	[1]	38,776		36,821
Customer deposits	[1]	556,711		539,828
Trading liabilities		42,711		73,596
Non-trading derivatives		3,041		2,331
Financial liabilities designated at fair value through profit or loss		65,122		11,215
Other liabilities	[1]	13,772		16,064
Deb securities in issue	[1]	116,099		96,086
Subordinated loans	[1]	16,225		15,968
Total liabilities	[1]	854,808		794,734
Remeasurement			€ (77)
IAS 39 [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Cash and balances with central banks				21,989
Loans and advances to banks				28,811
Trading assets				116,748
Non-trading derivatives				2,231
Available-for-sale				69,730
Securities at amortised cost				9,343
Loans and advances to customers				571,909
Other assets (financial and non-financial)				18,875
Total assets				843,878
Deposits from banks				36,821
Customer deposits				539,828
Trading liabilities				73,596
Non-trading derivatives				2,331
Financial liabilities designated at fair value through profit or loss				11,215
Other liabilities				18,889
Deb securities in issue				96,086
Subordinated loans				15,968
Total liabilities				794,734
IFRS 9 [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Cash and balances with central banks			21,992
Loans and advances to banks			28,691
Trading assets			65,484
Non-trading derivatives			2,808
Available-for-sale			0
Securities at amortised cost			48,480
Loans and advances to customers			562,776
Other assets (financial and non-financial)			14,955
Total assets			842,743
Deposits from banks			36,929
Customer deposits			539,881
Trading liabilities			38,234
Non-trading derivatives			2,657
Financial liabilities designated at fair value through profit or loss			48,479
Other liabilities			15,442
Deb securities in issue			96,826
Subordinated loans			16,209
Total liabilities			794,657
Cash and balances with central banks [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Reclassfication			3
Loans and advances from banks [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Reclassfication			(122)
Remeasurement			2
Trading securities [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Reclassfication			(51,264)
Non-trading derivatives [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Reclassfication			577
Available-for-sale investments [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Reclassfication			(69,730)
Remeasurement			0
Securities at amortised cost [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Reclassfication			39,975
Remeasurement			(838)
Loans and advances to customers [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Reclassfication			(8,372)
Remeasurement			(761)
Loans and advances [member] | IAS 39 [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Financial assets at fair value through profit or loss				2,500
Financial assets at fair value through other comprehensive income				0
Loans and advances [member] | IFRS 9 [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Financial assets at fair value through profit or loss			56,623
Financial assets at fair value through other comprehensive income			3,364
Loans and advances [member] | Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Reclassfication			54,092
Remeasurement			31
Loans and advances [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Reclassfication			3,131
Remeasurement			233
Debt securities [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Loans and advances to banks				265
Trading assets		7,237		7,477
Financial assets at fair value through profit or loss		€ 10,463		9,216
Available-for-sale				65,747
Loans and advances to customers				5,099
Debt securities [member] | IAS 39 [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Financial assets at fair value through profit or loss				1,738
Available-for-sale				65,747
Financial assets at fair value through other comprehensive income				0
Debt securities [member] | IFRS 9 [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Financial assets at fair value through profit or loss			3,129
Financial assets at fair value through other comprehensive income			30,437
Debt securities [member] | Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Reclassfication			1,487
Remeasurement			(96)
Debt securities [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Reclassfication			30,459
Remeasurement			(22)
Equity Securities [Member] | IAS 39 [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Financial assets at fair value through profit or loss				4
Financial assets at fair value through other comprehensive income				€ 0
Equity Securities [Member] | IFRS 9 [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Financial assets at fair value through profit or loss			204
Financial assets at fair value through other comprehensive income			3,800
Equity Securities [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Reclassfication			184
Remeasurement			16
Equity Securities [Member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Reclassfication			3,800
Remeasurement			0
Other assets (financial and non-financial) [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Reclassfication			(4,220)
Remeasurement			300
Total Asset [Member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Remeasurement			(1,135)
Deposits from banks [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Reclassfication			108
Customer deposits [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Reclassfication			53
Trading liabilities [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Reclassfication			(35,362)
Remeasurement			0
Non-trading derivatives liabilities [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Reclassfication			326
Remeasurement			0
Financial liabilities designated at fair value through profit or loss [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Reclassfication			37,264
Remeasurement			0
Other liabilities (financial and non-financial) [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Reclassfication			(3,370)
Remeasurement			(77)
Debt securities issued [Member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Reclassfication			740
Subordinated loans [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Reclassfication			€ 241

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.